Investments Accounted for Under Equity Method - Summary of Amounts Included in Financial Statements in Accordance with Group Accounting Principles (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	€ 166		€ 166		€ 269	€ 347
Trades receivables and other	656		656		419
Inventories	745		745		643
Other financial assets	120		120		179
Non-current assets
Property, plant and equipment	1,545		1,545		1,517
Intangible assets	68		68		68
Total Assets	3,922		3,922		3,711
Current liabilities
Trade payables and other	1,096		1,096		930
Borrowings	130		130		106
Non-current liabilities
Borrowings	2,054		2,054		2,021
Equity	(272)	€ (517)	(272)	€ (517)	(319)	€ (570)
Total Equity and Liabilities	3,922		3,922		3,711
Revenue	1,474	1,382	2,860	2,710
Cost of sales	(1,303)	(1,232)	(2,556)	(2,420)
Selling and administrative expenses	(60)	(62)	(118)	(127)
Income (loss) from operations	125	73	142	173
Finance costs	(37)	(41)	(73)	(96)
Net income (loss)	55	15	31	28	(31)
Finance income	1	2	3	3
Constellium-UACJ ABS LLC [member]
Current assets
Cash and cash equivalents	3		3		5
Trades receivables and other	47		47		35
Inventories	61		61		57
Non-current assets
Property, plant and equipment	164		164		161
Intangible assets	1		1		1
Total Assets	276		276		259
Current liabilities
Trade payables and other	55		55		34
Borrowings	24		24		206
Non-current liabilities
Borrowings	251		251		47
Equity	(54)		(54)		(28)
Total Equity and Liabilities	276		276		259
Revenue	72	33	118	56
Cost of sales	(82)	(40)	(141)	(69)
Selling and administrative expenses	(2)	(2)	(5)	(5)
Income (loss) from operations	(12)	(9)	(28)	(18)
Finance costs	(5)	(4)	4	(7)
Net income (loss)	(17)	(13)	(24)	(25)
Group Companies and Constellium UACJ ABS LLC [member]
Current assets
Trades receivables and other	25		25		15
Other financial assets	76		76		83
Non-current assets
Total Assets	101		101		€ 98
Non-current liabilities
Revenue	48	10	78	21
Net income (loss)	51	14	77	26
Fees and recharges	1	2	2	2
Finance income	€ 2	€ 2	€ (3)	€ 3